Basic and Diluted Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2017
Profit or loss [abstract]
Schedule of Basic and Diluted Loss Per Share

The calculation of basic and diluted loss per share was based on the following for the year ended December 31, 2017 and 2016:

	2017	2016
Loss attributable to common shareholders	$64,865	$26,982
Weighted average number of common shares outstanding (000s)	300,511	246,161